SCHEDULE OF BOND LIABILITIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024
Principal amount	$ 3,135,000	$ 3,135,000
Barry Swenson [Member]
Principal amount	$ 500,000	$ 500,000
Note date	Dec. 31, 2017	Dec. 31, 2017
Maturity date	Dec. 31, 2025	Dec. 31, 2025
Don H. Adair or Joanne Adair [Member]
Principal amount	$ 125,000	$ 125,000
Note date	Feb. 15, 2017	Feb. 15, 2017
Maturity date	Feb. 15, 2025	Feb. 15, 2025	[1]
Joseph Swinford or Danielle Swinford [Member]
Principal amount	$ 50,000	$ 50,000
Note date	Feb. 15, 2017	Feb. 15, 2017
Maturity date	Feb. 15, 2025	Feb. 15, 2025	[1]
Brandon Swain or Sierra Swain [Member]
Principal amount	$ 50,000	$ 50,000
Note date	Feb. 15, 2017	Feb. 15, 2017
Maturity date	Feb. 15, 2025	Feb. 15, 2025	[1]
Scott Collins or Kendra Collins [Member]
Principal amount	$ 12,500	$ 12,500
Note date	Feb. 15, 2017	Feb. 15, 2017
Maturity date	Feb. 15, 2025	Feb. 15, 2025	[1]
Carl Collins or Ellen Collins [Member]
Principal amount	$ 12,500	$ 12,500
Note date	Feb. 15, 2017	Feb. 15, 2017
Maturity date	Feb. 15, 2025	Feb. 15, 2025	[1]
Jim Hammerel [Member]
Principal amount	$ 5,000	$ 5,000
Note date	Sep. 21, 2017	Sep. 21, 2017
Maturity date	Sep. 21, 2024	Sep. 21, 2024
Bret Renaud [Member]
Principal amount	$ 5,000	$ 5,000
Note date	Oct. 14, 2017	Oct. 14, 2017
Maturity date	Oct. 14, 2024	Oct. 14, 2024
James Hardy [Member]
Principal amount	$ 7,000	$ 7,000
Note date	Aug. 24, 2021	Aug. 24, 2021
Maturity date	May 31, 2028	May 31, 2028
Rick Ward [Member]
Principal amount	$ 15,000	$ 15,000
Note date	Aug. 24, 2021	Aug. 24, 2021
Maturity date	May 31, 2028	May 31, 2028
Robert & Joan Sweetman [Member]
Principal amount	$ 10,000	$ 10,000
Note date	Jul. 01, 2018	Jul. 01, 2018
Maturity date	Jul. 01, 2025	Jul. 01, 2025
Michael Swenson [Member]
Principal amount	$ 10,000	$ 10,000
Note date	Jul. 01, 2018	Jul. 01, 2018
Maturity date	Jul. 01, 2025	Jul. 01, 2025
Connie Sun [Member]
Principal amount	$ 3,000	$ 3,000
Note date	Jul. 01, 2018	Jul. 01, 2018
Maturity date	Jul. 01, 2025	Jul. 01, 2025
Elizabeth Enoch [Member]
Principal amount	$ 10,000	$ 10,000
Note date	Aug. 01, 2018	Aug. 01, 2018
Maturity date	Jul. 01, 2025	Jul. 01, 2025
William C. Stanton and Carol Stanton [Member]
Principal amount	$ 3,000	$ 3,000
Note date	Jul. 01, 2018	Jul. 01, 2018
Maturity date	Jul. 01, 2025	Jul. 01, 2025
Yin Yin Silver Limited [Member]
Principal amount	$ 500,000	$ 500,000
Note date	Aug. 14, 2015	Aug. 14, 2015
Maturity date	Aug. 04, 2025	Aug. 04, 2025
Yin Yin Silver Limited One [Member]
Principal amount	$ 500,000	$ 500,000
Note date	Oct. 28, 2016	Oct. 28, 2016
Maturity date	Oct. 28, 2026	Oct. 28, 2026
Yin Yin Silver Limited Two [Member]
Principal amount	$ 250,000	$ 250,000
Note date	Dec. 27, 2017	Dec. 27, 2017
Maturity date	Dec. 27, 2024	Dec. 27, 2024
Elatam Group Ltd [Member]
Principal amount	$ 67,000	$ 67,000
Note date	Aug. 24, 2021	Aug. 24, 2021
Maturity date	May 31, 2028	May 31, 2028
Acepac Holdings [Member]
Principal amount	$ 1,000,000	$ 1,000,000
Note date	Aug. 24, 2021	Aug. 24, 2021
Maturity date	May 31, 2028	May 31, 2028

[1]	On September 25, 2023, these notes were extended from February 15, 2024, to February 15, 2025. The extension was analyzed for modification versus extinguishment and was determined to be a modification.